Commitments and Contingencies - Additional Information (Details) £ in Millions	1 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 USD ($)
Other Commitments [Line Items]
Unused purchase commitment		$ 7,400,000		$ 4,300,000
Future minimum lease payments		13,157,000
Operating lease right of use assets		11,048,000		$ 14,740,000
Present value of lease liability		12,259,000
Lease of Lab and Office Premises
Other Commitments [Line Items]
Lease term	10 years		10 years
Future minimum lease payments	$ 800,000		£ 0.6
Operating lease right of use assets		0
Present value of lease liability		$ 0
Break Clause One | Lease of Lab and Office Premises
Other Commitments [Line Items]
Period of break clause	3 years
Break Clause Two | Lease of Lab and Office Premises
Other Commitments [Line Items]
Period of break clause	7 years